Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Sales	$ 308,723	$ 226,993
Cost of sales:
Production costs	140,099	153,679
Cost of acquired diamonds	15,723	11,088
Depreciation and depletion	39,173	63,711
Earnings (loss) from mine operations	113,728	(1,485)
Impairment (reversal) loss on property, plant and equipment	(240,593)	217,366
Exploration and evaluation expenses	5,547	3,807
Selling, general and administrative expenses	13,858	13,153
Operating income (loss)	334,916	(235,811)
Net finance expenses	(40,373)	(39,997)
Other income	143
Derivative (losses) gains	(67)	127
Foreign exchange gains	2,268	12,252
Income (loss) before taxes	296,887	(263,429)
Deferred income taxes	(20,720)	0
Net income (loss) for the year	276,167	(263,429)
Total comprehensive income (loss) for the year	$ 276,167	$ (263,429)
Basic and diluted earnings (loss) per share	$ 1.31	$ (1.25)
Basic weighted average number of shares outstanding	210,526,871	210,406,658
Diluted weighted average number of shares outstanding	211,953,538	210,406,658